Other Balance Sheet Components - Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, net:
Total gross amount	$ 122,583,000	$ 121,605,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(1,375,000)	(2,440,000)	$ (3,242,000)
Reversal (additional provision) charged to expenses, net	(7,787,000)	368,000	(2,138,000)
Write-off	2,633,000	697,000	2,940,000
Balance at the end of the year	(6,529,000)	(1,375,000)	$ (2,440,000)
Accounts receivable, net	116,054,000	120,230,000
Alibaba
Accounts receivable, net:
Total gross amount	24,293,000	54,052,000
Allowance for doubtful accounts:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	24,293,000	54,052,000
Other related parties
Accounts receivable, net:
Total gross amount	31,589,000	33,961,000
Allowance for doubtful accounts:
Balance at the beginning of the year	0
Balance at the end of the year	(1,483,000)	0
Accounts receivable, net	30,106,000	33,961,000
Third parties
Accounts receivable, net:
Total gross amount	66,701,000	33,592,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(1,375,000)
Balance at the end of the year	(5,046,000)	(1,375,000)
Accounts receivable, net	$ 61,655,000	$ 32,217,000